Shareholder Report, Average Annual Return (Details) 192080_ActivePassive Core Bond ETF_TF_TSR Annual {TF}	12 Months Ended	40 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
ActivePassive Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive Core Bond ETF NAV
Average Annual Return, Percent	1.80%	2.99%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%	3.00%